Proposed language for stickering n/i family of mutual funds prospectus;

Prospectus Supplement dated October 2, 1996 to Prospectus of the n/i family of mutual funds dated May 31, 1996, as supplemented August 23, 1996.

The table of benchmarks listed in Appendix A on page A-1 is replaced with the following table:


---------------------------------------------------------------------------------------------------------
                     Performance
     n/i fund         Benchmark                Description
---------------------------------------------------------------------------------------------------------
Micro Cap            Russell 2000       The Russell 2000 is an index of stock 1001 through 3000 in the
                                        Russell 3000
                     Growth Index       Index, as ranked by total market capitalization. This index is segmented into growth and value categories. The Russell 2000
                                        Growth Index contains stocks from the Russell 2000 with greater-
                                        than-average growth orientation. Companies in this index gener-
                                        ally have higher price-to-book and price/earnings ratios.
---------------------------------------------------------------------------------------------------------
Growth               Russell 2500       The Russell 2500 is an index of stock 501 through 3000 in the
                                        Russell 3000
                     Growth Index       Index, as ranked by total market capitalization. This index is segmented into growth and value categories. The Russell 2500
                                        Growth Index contains stocks from the Russell 2500 with greater-
                                        than-average growth orientation. Companies in this index gener-
                                        ally have higher price-to-book and price/earnings ratios.
---------------------------------------------------------------------------------------------------------
Growth & Value       S&P MidCap 400     A broad-based index of 400 companies with market capitalizations
                        Index           from $50 million to $10 billion. The Standard & Poor's MidCap
                                        400 Index is a widely accepted, unmanaged index of overall mid-
                                        cap stock market performance.
---------------------------------------------------------------------------------------------------------

Any other references to the Wilshire Small Cap Growth benchmark are replaced with the Russell 2000 Growth Index.